Segmented and geographic information, and major customers (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of operating segments [abstract]
Schedule of Operating Segments
The following segmented information is presented as at September 30, 2018 and December 31, 2017, and for the three-month and nine-month periods ended September 30, 2018 and 2017.

	As at September 30, 2018					As at December 31, 2017
	Mexican Operations	U.S. Operations	Corporate and Other	Total	Mexican Operations	U.S. Operations	Corporate and Other	Total

Cash and cash equivalents	$2,789	$31	$291	$3,111	$5,963	$1,791	$1,571	$9,325
Trade and other receivables	4,262	1,345	39	5,646	4,901	1,711	19	6,631
Inventories	5,583	2,667	-	8,250	6,301	3,065	-	9,366
Prepaid expenses	558	920	296	1,774	346	305	218	869
Forward contracts	263	-	-	263	-	-	-	-
Restricted cash	168	541	-	709	160	171	4	335
Property, plant and equipment	63,163	42,836	49	106,048	59,686	40,570	45	100,301
Total assets	$76,786	$48,340	$675	$125,801	$77,357	$47,613	$1,857	$126,827

Trade and other payables	$5,684	$3,370	$1,356	$10,410	$5,893	$2,608	$1,892	$10,393
Other long-term liabilities	-	673	62	735	-	469	95	564
Pre-payment facility	12,230	-	-	12,230	15,000	-	-	15,000
Post-employment benefit obligations	-	8,631	-	8,631	-	8,618	-	8,618
Decommissioning provision	1,956	1,894	-	3,850	1,904	2,044	-	3,948
Deferred tax liabilities (assets)	862	(626)	-	236	872	(626)	-	246
Total liabilities	$20,732	$13,942	$1,418	$36,092	$23,669	$13,113	$1,987	$38,769

	Three-month period ended September 30, 2018				Three-month period ended September 30, 2017
	Mexican Operations	U.S. Operations	Corporate and Other	Total	Mexican Operations	U.S. Operations	Corporate and Other	Total

Revenue	$6,303	$5,431	$-	$11,734	$2,650	$7,164	$-	$9,814
Cost of sales	(6,085)	(6,724)	-	(12,809)	(343)	(7,351)	-	(7,694)
Depletion and amortization	(1,587)	(855)	(1)	(2,443)	(707)	(1,005)	(3)	(1,715)
Care, maintenance and restructuring costs	(8)	(121)	-	(129)	-	(136)	-	(136)
Corporate general and administrative expenses	-	-	(1,659)	(1,659)	-	-	(1,515)	(1,515)
Exploration costs	(462)	(77)	-	(539)	(1,180)	(127)	-	(1,307)
Accretion on decommissioning provision	(37)	(11)	-	(48)	(35)	(10)	-	(45)
Interest and financing income (expense)	(234)	-	-	(234)	21	-	(2)	19
Foreign exchange gain (loss)	(88)	-	1	(87)	(187)	-	6	(181)
Gain on disposal of assets	15	-	-	15	-	-	-	-
Gain on forward contracts	256	-	(2)	254	-	-	-	-
Loss on investment in equity instruments	-	-	-	-	-	-	(3)	(3)
Write-down of equipment	-	(65)	-	(65)	-	-	-	-
Income (loss) before income taxes	(1,927)	(2,422)	(1,661)	(6,010)	219	(1,465)	(1,517)	(2,763)
Income tax recovery (expense)	219	-	-	219	(9)	-	-	(9)
Net income (loss) for the period	$(1,708)	$(2,422)	$(1,661)	$(5,791)	$210	$(1,465)	$(1,517)	$(2,772)

	Nine-month period ended September 30, 2018					Nine-month period ended September 30, 2017
	Mexican Operations	U.S. Operations	Corporate and Other	Total	Mexican Operations	U.S. Operations	Corporate and Other	Total

Revenue	$28,986	$20,482	$-	$49,468	$16,975	$25,259	$-	$42,234
Cost of sales	(17,278)	(20,665)	-	(37,943)	(7,576)	(22,781)	-	(30,357)
Depletion and amortization	(4,533)	(2,505)	(6)	(7,044)	(2,862)	(2,925)	(8)	(5,795)
Care, maintenance and restructuring costs	(30)	(960)	-	(990)	(60)	(362)	(167)	(589)
Corporate general and administrative expenses	-	-	(5,227)	(5,227)	-	-	(4,777)	(4,777)
Exploration costs	(2,362)	(166)	-	(2,528)	(1,615)	(300)	-	(1,915)
Accretion on decommissioning provision	(110)	(34)	-	(144)	(103)	(31)	-	(134)
Interest and financing income (expense)	(746)	-	-	(746)	94	-	(688)	(594)
Foreign exchange gain (loss)	(281)	-	10	(271)	(161)	-	89	(72)
Gain on disposal of assets	870	-	-	870	-	-	-	-
Gain on forward contracts	319	165	373	857	-	-	-	-
Gain on investment in equity instruments	-	-	-	-	-	-	8	8
Write-down of equipment	-	(65)	-	(65)	-	-	-	-
Contingency on value added taxes	(125)	-	-	(125)	-	-	-	-
Income (loss) before income taxes	4,710	(3,748)	(4,850)	(3,888)	4,692	(1,140)	(5,543)	(1,991)
Income tax recovery (expense)	10	-	-	10	(116)	-	-	(116)
Net income (loss) for the period	$4,720	$(3,748)	$(4,850)	$(3,878)	$4,576	$(1,140)	$(5,543)	$(2,107)